Annual Total Returns [BarChart] - MetLife Russell 2000® Index Portfolio - Class A	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(4.10%)
Annual Return 2012	16.35%
Annual Return 2013	38.55%
Annual Return 2014	5.04%
Annual Return 2015	(4.27%)
Annual Return 2016	21.28%
Annual Return 2017	14.67%
Annual Return 2018	(10.97%)
Annual Return 2019	25.62%
Annual Return 2020	19.62%